Capital commitments	12 Months Ended
Dec. 31, 2017
Additional information [abstract]
Capital commitments
Capital commitments
Authorized future capital expenditure for property, plant and equipment by group companies for which contracts had been signed at 31 December 2017 amounted to $11,340 million (2016 $11,207 million). BP’s share of capital commitments of joint ventures amounted to $483 million (2016 $522 million).